UBS Series Funds

June 28, 2024

Supplement to the prospectuses, each dated March 11, 2024 (as revised April 15, 2024), as supplemented.

Includes:

•	UBS Select 100% US Treasury Preferred Fund
•	UBS Select 100% US Treasury Institutional Fund

Dear Investor,

The purpose of this supplement is to update certain information for UBS Select 100% US Treasury Preferred Fund and UBS Select 100% US Treasury Institutional Fund (the “funds”), series of UBS Series Funds.

First, this supplement updates certain information regarding order processing for Class P Shares of UBS Select 100% US Treasury Preferred Fund. Effective immediately, share transactions for Class P Shares of the fund will be processed the same day that the fund receives a purchase or redemption order as explained further below.

Second, this supplement updates certain information regarding the final pricing times for the funds on those days that the Securities Industry and Financial Markets Association (“SIFMA”) has recommended that the bond markets close early.

I. UBS Select 100% US Treasury Preferred Fund

Effective immediately, the UBS Select 100% US Treasury Preferred Fund prospectus is hereby revised as follows:

The section captioned “Managing your fund account” and sub-captioned “Buying shares” in the prospectus is revised by replacing the second through sixth sentences of the fourth paragraph of that section in their entirety with the following:

The fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day.

The section captioned “Managing your fund account” and sub-captioned “Selling shares” in the prospectus is revised by replacing the third and fourth sentences of the sixth paragraph of that section in their entirety with the following:

If a redemption order is received by 3:00 p.m. (Eastern time), the proceeds ordinarily will be transmitted in federal funds on the same day.

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The same section of the prospectus is revised by replacing the first sentence of the seventh paragraph of that section in its entirety with the following:

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire.

The section captioned “Managing your fund account” and sub-captioned “Additional information about your account” in the prospectus is revised by replacing the first sentence of the third paragraph of that section in its entirety with the following:

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request (under normal circumstances, on the same day).

The section captioned “Managing your fund account” and sub-captioned “UBS Financial Services Inc.: automated purchasing accounts” and sub-sub-captioned “Buying shares” in the prospectus is revised by replacing the second sentence of the third paragraph of that section in its entirety with the following:

The fund must receive payment on the same day.

The section captioned “Managing your fund account” and sub-captioned “UBS Financial Services Inc.: automated purchasing accounts” and sub-sub-captioned “Selling shares” in the prospectus is revised by replacing the first sentence of the fifth paragraph of that section in its entirety with the following:

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account ordinarily on the same day.

The same section of the prospectus is revised by replacing the first sentence of the sixth paragraph of that section in its entirety with the following:

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire.

The section captioned “Managing your fund account” and sub-captioned “UBS Financial Services Inc.: automated purchasing accounts” and sub-sub-captioned “Additional information about your account” in each of the prospectuses is revised by replacing the first sentence of the third paragraph in its entirety with the following:

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request (under normal circumstances, on the same day).

The section captioned “Dividends and taxes” and sub-captioned “Dividends” in the prospectus is revised by replacing the third paragraph of that section in its entirety with the following:

Shares of the fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

II. UBS Select 100% US Treasury Preferred Fund and UBS Select 100% US Treasury Institutional Fund

Effective immediately, the prospectuses are hereby revised as follows:

The section captioned “Managing your fund account” and sub-captioned “Buying shares” in each of the prospectuses is revised by adding the following to the end of the sixth paragraph of that section:

The fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 12:00 p.m. (noon) (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US “early closing” holiday recommendations schedule for the remainder of 2024 and for 2025. These “early closing” days most often occur on a business day prior to a national holiday.

The section captioned “Managing your fund account” and sub-captioned “Selling shares” in each of the prospectuses is revised by replacing the fifth paragraph of that section in its entirety with the following:

As noted above under “Buying shares,” the fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

The section captioned “Managing your fund account” and sub-captioned “UBS Financial Services Inc.: automated purchasing accounts” and sub-sub-captioned “Buying shares” in each of the prospectuses is revised by adding the following to the end of the fifth paragraph of that section:

The fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 12:00 p.m. (noon) (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US “early closing” holiday recommendations schedule for the remainder of 2024 and for 2025. These “early closing” days most often occur on a business day prior to a national holiday.

The section captioned “Managing your fund account” and sub-captioned “UBS Financial Services Inc.: automated purchasing accounts” and sub-sub-captioned “Selling shares” in each of the prospectuses is revised by replacing the fourth paragraph of that section in its entirety with the following:

As noted above under “Buying shares,” the fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

The section captioned “Additional information regarding purchases and redemptions” in Appendix A to each of the prospectuses is revised by adding the following as the third sentence of the first paragraph of that Appendix:

In addition, the fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 12:00 p.m. (noon) (Eastern time) on those days that SIFMA has recommended that the bond markets close early.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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